COMMON STOCK (Details Narrative) - USD ($)			3 Months Ended	10 Months Ended	12 Months Ended
	Oct. 07, 2024	Mar. 15, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Jul. 08, 2024
Class of Stock [Line Items]
Common stock, shares authorized				69,033,000	700,000,000
Preferred stock, shares authorized					100,000,000
Ordinary shares, par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued				41,499,772	47,736,279
Common stock, shares outstanding				41,499,772	47,736,279	47,736,650
Issuance of common stock		$ 90			$ 268,998
Share Price						$ 10.00
Finance charges					6,807,702
Commitment shares				3
Net proceeds				87	260,927
Make whole obligation					272,011
Net proceeds					10,075,002
Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock	$ 50,000,000
Common stock purchase agreement	Under the applicable NASDAQ rules, the Company may not issue to B. Riley Principal Capital II, LLC under the Purchase Agreement more than 9,569,701 shares of common stock, which number of shares is equal to 19.99% of the common shares outstanding immediately prior to the execution of the Purchase Agreement unless certain exceptions are met (the “Exchange Cap”). The purchase price of the shares of common stock will be determined by reference to the VWAP of the common stock during the applicable purchase date, less a fixed 3% discount to such VWAP. Additionally, B. Riley Principal Capital II, LLC cannot acquire shares that would result in its beneficial ownership exceeding 4.99% of Stardust Power’s outstanding shares. The Exchange Cap does not apply if the average share price exceeds $7.7020 per share but will remain in place if this threshold is not met and stockholder approval is not obtained. The Company evaluated this common stock purchase agreement to determine whether they should be accounted for considering the guidance in ASC 815-40, “Derivatives and Hedging - Contracts on an Entity’s Own Equity” (“ASC 815-40”) and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting as a derivative. The Company has analyzed the terms of the freestanding purchased put right and has concluded that it had insignificant value as of December 31, 2024.
Purchase And Registration Rights Agreement [Member]
Class of Stock [Line Items]
Shares issued	63,694
Share Price	$ 7.85
Commitment shares	$ 50,000,000
Finance charges	500,000
Commitment shares	500,000
Legal fees	75,000
Paid upfront	25,000
Paid up front with held	$ 50,000
Purchase And Registration Rights Agreement [Member] | B Riley [Member]
Class of Stock [Line Items]
Legal fees			$ 5,000
Purchase And Registration Rights Agreement [Member] | B Riley [Member]
Class of Stock [Line Items]
Ownership percentage	50.00%
Purchase And Registration Rights Agreement [Member] | B Riley [Member]
Class of Stock [Line Items]
Commitment shares	$ 227,989
Net proceeds	500,000
Proceeds from issuance of common stock above	500,000
Commitment fee value	500,000
Make whole obligation	272,011
Purchase agreement fully with held					$ 50,000
Purchase And Registration Rights Agreement [Member] | B Riley [Member] | Minimum [Member]
Class of Stock [Line Items]
Commitment fee value	$ 500,000
Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued					55,826
Net proceeds					$ 260,927
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Common stock, shares issued					618,626
Common stock, shares outstanding					618,626
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued					47,736,279
Common stock, shares outstanding					47,736,279